Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY CHARTER WNT L.P.
Entity Central Index Key	0001066658
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 54,929,419
Entity Common Stock, Shares Outstanding		3,547,425.505
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trading Equity:
Unrestricted cash	$ 39,819,633	$ 66,435,896
Restricted cash	5,368,625	5,028,161
Total cash	45,188,258	71,464,057
Net unrealized gain (loss) on open contracts (MS&Co.)	843,619	1,351,525
Net unrealized gain (loss) on open contracts (MSIP)	(155,907)	125,032
Total net unrealized gain (loss) on open contracts	687,712	1,476,557
Options purchased	0	1,720
Total Trading Equity	45,875,970	72,942,334
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	1,724	209
Total Assets	45,877,694	72,942,543
LIABILTIES
Redemptions payable	2,049,355	2,942,794
Accrued brokerage fees (MS&Co.)	224,040	358,188
Accrued management fees	56,010	89,546
Options written	0	3,973
Total Liabilities	2,329,405	3,394,501
PARTNERS' CAPITAL
Limited Partners	43,017,920	68,640,922
General Partner	530,369	907,120
Total Partners' Capital	43,548,289	69,548,042
Total Liabilities and Partners' Capital	45,877,694	72,942,543
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 11.37	$ 12.62
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Trading Equity:
Unrestricted cash	40,334,590	54,498,150
Restricted cash	4,973,503	6,938,556
Total cash	45,308,093	61,436,706
Net unrealized gain (loss) on open contracts (MS&Co.)	(1,105,501)	(146,410)
Net unrealized gain (loss) on open contracts (MSIP)	0	236,359
Total net unrealized gain (loss) on open contracts	(1,105,501)	89,949
Total Trading Equity	44,202,592	61,526,655
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	1,281	1,376
Total Assets	44,203,873	61,528,031
LIABILTIES
Redemptions payable	1,086,272	2,022,443
Accrued brokerage fees (MS&Co.)	212,416	297,607
Accrued management fees	70,805	99,203
Total Liabilities	1,369,493	2,419,253
PARTNERS' CAPITAL
Limited Partners	42,313,890	58,393,243
General Partner	520,490	715,535
Total Partners' Capital	42,834,380	59,108,778
Total Liabilities and Partners' Capital	44,203,873	61,528,031
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 9.69	$ 9.77
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Trading Equity:
Unrestricted cash	57,406,016	85,155,171
Restricted cash	6,014,943	9,058,228
Total cash	63,420,959	94,213,399
Net unrealized gain (loss) on open contracts (MS&Co.)	1,617,474	3,019,365
Net unrealized gain (loss) on open contracts (MSIP)	0	(43,288)
Total net unrealized gain (loss) on open contracts	1,617,474	2,976,077
Total Trading Equity	65,038,433	97,189,476
Interest receivable (MS&Co. & Morgan Stanley Wealth Management)	1,952	820
Total Assets	65,040,385	97,190,296
LIABILTIES
Redemptions payable	1,338,507	2,812,224
Accrued brokerage fees (MS&Co.)	321,906	474,378
Accrued management fees	80,476	158,126
Total Liabilities	1,740,889	3,444,728
PARTNERS' CAPITAL
Limited Partners	62,561,958	92,674,799
General Partner	737,538	1,070,769
Total Partners' Capital	63,299,496	93,745,568
Total Liabilities and Partners' Capital	$ 65,040,385	$ 97,190,296
NET ASSET VALUE PER UNIT (in dollars per unit)	$ 17.83	$ 20.94

Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trading Equity:
Options purchased, premiums paid	$ 0	$ 5,205
Liabilities [Abstract]
Options written, premiums received	$ 0	$ 10,715
Partners' Capital [Abstract]
Limited Partners, Units (in units)	3,783,213.001	5,437,265.572
General Partner, Units (in units)	46,643.306	71,855.857
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Partners' Capital [Abstract]
Limited Partners, Units (in units)	4,364,559.66	5,973,858.709
General Partner, Units (in units)	53,687.055	73,202.055
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Partners' Capital [Abstract]
Limited Partners, Units (in units)	3,508,314.701	4,425,308.924
General Partner, Units (in units)	41,359.223	51,130.223

Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	$ 41,509		$ 31,131		$ 94,057
EXPENSES
Brokerage fees (MS&Co.)	3,507,794		4,603,077		5,305,620
Management fees	876,948		1,251,170		1,768,540
Total Expenses	4,384,742		5,854,247		7,074,160
NET INVESTMENT LOSS	(4,343,233)		(5,823,116)		(6,980,103)
Trading profit (loss):
Net Realized	(1,128,261)		8,058,605		12,177,274
Net change in unrealized	(792,102)		(966,104)		1,973,180
Proceeds from Litigation	0		0		40,150
Total Trading Results	(1,920,363)		7,092,501		14,190,604
NET INCOME (LOSS)	(6,263,596)		1,269,385		7,210,501
Net Income (Loss) Allocation
Limited Partners	(6,186,843)		1,254,790		7,136,913
General Partner	(76,753)		14,595		73,588
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (1.25)	[1]	$ 0.2	[1]	$ 0.98	[1]
General Partner (in dollars per unit)	$ (1.25)	[1]	$ 0.2	[1]	$ 0.98	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	4,846,874.575		6,123,882.782		7,530,886.296
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	31,004		25,512		75,972
EXPENSES
Brokerage fees (MS&Co.)	3,165,936		4,290,866		4,979,646
Management fees	1,055,312		1,430,289		2,199,344
Total Expenses	4,221,248		5,721,155		7,178,990
NET INVESTMENT LOSS	(4,190,244)		(5,695,643)		(7,103,018)
Trading profit (loss):
Net Realized	5,466,229		320,492		9,247,401
Net change in unrealized	(1,195,450)		(41,455)		3,577,552
Proceeds from Litigation	0		80		6,177
Total Trading Results	4,270,779		279,117		12,831,130
NET INCOME (LOSS)	80,535		(5,416,526)		5,728,112
Net Income (Loss) Allocation
Limited Partners	75,477		(5,354,560)		5,668,654
General Partner	5,058		(61,966)		59,458
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (0.08)	[1],[2]	$ (0.82)	[1]	$ 0.8	[1]
General Partner (in dollars per unit)	$ (0.08)	[1],[2]	$ (0.82)	[1]	$ 0.8	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	5,244,174.299		6,933,482.137		8,728,567.186
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	47,085		26,173		101,524
EXPENSES
Brokerage fees (MS&Co.)	4,922,392		6,089,854		6,542,580
Management fees	1,421,434		2,029,951		2,180,861
Total Expenses	6,343,826		8,119,805		8,723,441
NET INVESTMENT LOSS	(6,296,741)		(8,093,632)		(8,621,917)
Trading profit (loss):
Net Realized	(4,389,057)		12,254,509		13,688,766
Net change in unrealized	(1,358,603)		(3,090,961)		5,827,245
Proceeds from Litigation	0		0		40,052
Total Trading Results	(5,747,660)		9,163,548		19,556,063
NET INCOME (LOSS)	(12,044,401)		1,069,916		10,934,146
Net Income (Loss) Allocation
Limited Partners	(11,911,182)		1,057,020		10,821,260
General Partner	$ (133,219)		$ 12,896		$ 112,886
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (3.11)	[1]	$ 0.23	[1]	$ 1.99	[1]
General Partner (in dollars per unit)	$ (3.11)	[1]	$ 0.23	[1]	$ 1.99	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	4,058,365.483		4,895,765.651		5,695,372.532

[1]	Based on change in Net Asset Value per Unit.
[2]	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.

Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Dec. 31, 2011
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	$ (43,191)		$ (49,877)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.10%)		(0.07%)
Net fair value	687,712		1,476,557
Fair value Percentage of Partners' Capital (in hundredths)	1.58%		2.12%
Options Contracts [Member]
Investment Holdings [Line Items]
Net fair value			1,720
Fair value Percentage of Partners' Capital (in hundredths)			0.00%	[1]
Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net fair value			(3,973)
Fair value Percentage of Partners' Capital (in hundredths)			(0.01%)
Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	140,725		866,320
Percentage of Partners' Capital (in hundredths)	0.32%		1.24%
Contracts Purchased [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(301,441)		(258,232)
Percentage of Partners' Capital (in hundredths)	(0.69%)		(0.37%)
Contracts Purchased [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	201,986		66,115
Percentage of Partners' Capital (in hundredths)	0.46%		0.09%
Contracts Purchased [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	47,097		203,104
Percentage of Partners' Capital (in hundredths)	0.11%		2.90%
Contracts Purchased [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	193,083		855,333
Percentage of Partners' Capital (in hundredths)	0.44%		1.23%
Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	590,178		660,114
Percentage of Partners' Capital (in hundredths)	1.36%		0.95%
Contracts Sold [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(182,571)		102,262
Percentage of Partners' Capital (in hundredths)	(0.42%)		0.15%
Contracts Sold [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,063)		1,050
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.00%	[1]
Contracts Sold [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	779,360		558,665
Percentage of Partners' Capital (in hundredths)	1.79%		0.80%
Contracts Sold [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(5,548)		(1,863)
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.00%	[1]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	(2,389,680)		(2,392,751)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(5.57%)		(4.05%)
Net fair value	(1,105,501)		89,949
Fair value Percentage of Partners' Capital (in hundredths)	(2.58%)		0.15%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	300,874		1,240,301
Percentage of Partners' Capital (in hundredths)	0.70%		2.10%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	38,598		(7,340)
Percentage of Partners' Capital (in hundredths)	0.09%		(0.01%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	220,543		151,394
Percentage of Partners' Capital (in hundredths)	0.51%		0.26%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(64,204)		151,175
Percentage of Partners' Capital (in hundredths)	(0.15%)		0.26%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	105,937		945,072
Percentage of Partners' Capital (in hundredths)	0.25%		1.59%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	983,305		1,242,399
Percentage of Partners' Capital (in hundredths)	2.29%		2.10%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	99,255		852
Percentage of Partners' Capital (in hundredths)	0.23%		0.00%	[1]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(12,055)		70,025
Percentage of Partners' Capital (in hundredths)	(0.03%)		0.11%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	969,362		1,179,257
Percentage of Partners' Capital (in hundredths)	2.26%		2.00%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(73,257)		(7,735)
Percentage of Partners' Capital (in hundredths)	(0.17%)		(0.01%)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Holdings [Line Items]
Unrealized Currency Gain/(Loss)	802,973		848,606
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	1.27%		0.91%
Net fair value	1,617,474		2,976,077
Fair value Percentage of Partners' Capital (in hundredths)	2.56%		3.17%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	436,389		1,365,962
Percentage of Partners' Capital (in hundredths)	0.69%		1.45%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(162,622)		(256,740)
Percentage of Partners' Capital (in hundredths)	(0.26%)		(0.27%)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	696,764		43,794
Percentage of Partners' Capital (in hundredths)	1.10%		0.04%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(141,431)		56,385
Percentage of Partners' Capital (in hundredths)	(0.22%)		0.06%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	43,678		1,522,523
Percentage of Partners' Capital (in hundredths)	0.07%		1.62%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	378,112		761,509
Percentage of Partners' Capital (in hundredths)	0.60%		0.81%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	131,102		575,422
Percentage of Partners' Capital (in hundredths)	0.21%		0.61%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(7,075)		159,533
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.17%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	261,013		33,139
Percentage of Partners' Capital (in hundredths)	0.41%		0.04%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ (6,928)		$ (6,585)
Percentage of Partners' Capital (in hundredths)	(0.01%)		(0.01%)

[1]	Amounts less than 0.005%

Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Balance at Dec. 31, 2009	$ 91,155,811	$ 931,365	$ 92,087,176	$ 93,776,897	$ 952,606	$ 94,729,503	$ 111,976,636	$ 1,137,094	$ 113,113,730
Balance (in units) at Dec. 31, 2009			8,050,554.657			9,674,466.469			6,041,806.198
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	7,136,913	73,588	7,210,501	5,668,654	59,458	5,728,112	10,821,260	112,886	10,934,146
Redemptions	(18,410,909)	(112,428)	(18,523,337)	(18,637,105)	(134,469)	(18,771,574)	(16,886,612)	(92,119)	(16,978,731)
Redemptions (in units)			(1,547,532.904)			(1,958,082.547)			(872,165.267)
Balance at Dec. 31, 2010	79,881,815	892,525	80,774,340	80,808,446	877,595	81,686,041	105,911,284	1,157,861	107,069,145
Balance (in units) at Dec. 31, 2010			6,503,021.753			7,716,383.922			5,169,640.931
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	1,254,790	14,595	1,269,385	(5,354,560)	(61,966)	(5,416,526)	1,057,020	12,896	1,069,916
Redemptions	(12,495,683)	0	(12,495,683)	(17,060,643)	(100,094)	(17,160,737)	(14,293,505)	(99,988)	(14,393,493)
Redemptions (in units)			(993,900.324)			(1,669,323.158)			(693,201.784)
Balance at Dec. 31, 2011	68,640,922	907,120	69,548,042	58,393,243	715,535	59,108,778	92,674,799	1,070,769	93,745,568
Balance (in units) at Dec. 31, 2011			5,509,121.429			6,047,060.764			4,476,439.147
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(6,186,843)	(76,753)	(6,263,596)	75,477	5,058	80,535	(11,911,182)	(133,219)	(12,044,401)
Redemptions	(19,436,159)	(299,998)	(19,736,157)	(16,154,830)	(200,103)	(16,354,933)	(18,201,659)	(200,012)	(18,401,671)
Redemptions (in units)			(1,679,265.122)			(1,628,814.049)			(926,765.223)
Balance at Dec. 31, 2012	$ 43,017,920	$ 530,369	$ 43,548,289	$ 42,313,890	$ 520,490	$ 42,834,380	$ 62,561,958	$ 737,538	$ 63,299,496
Balance (in units) at Dec. 31, 2012			3,829,856.307			4,418,246.715			3,549,673.924

Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Organization
1.  Organization

Morgan Stanley Smith Barney Charter Campbell L.P. ("Charter Campbell"), Morgan Stanley Smith Barney Charter Aspect L.P. ("Charter Aspect"), and Morgan Stanley Smith Barney Charter WNT L.P. ("Charter WNT") (individually, a "Partnership", or collectively, the "Partnerships") are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, "Futures Interests") (refer to Note 5. Financial Instruments).

Ceres Managed Futures LLC, a Delaware limited liability company, acts as the general partner ("Ceres" or the "General Partner") and commodity pool operator of the Partnerships.  Ceres is a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC ("MSSBH").  MSSBH is majority-owned indirectly by Morgan Stanley and minority-owned indirectly by Citigroup Inc.  Morgan Stanley Smith Barney LLC is doing business as Morgan Stanley Wealth Management ("Morgan Stanley Wealth Management").  This entity, where the Partnerships continue to maintain a cash account, previously acted as a non-clearing commodity broker for the Partnerships.  The clearing commodity brokers are Morgan Stanley & Co. LLC ("MS&Co.") and Morgan Stanley & Co. International plc ("MSIP").  MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts.  Morgan Stanley Capital Group Inc. ("MSCG") acts as the counterparty on all trading of options on foreign currency forward contracts.  MSIP serves as the commodity broker for trades on the London Metal Exchange ("LME").  Morgan Stanley Wealth Management is a principal subsidiary of MSSBH.  MS&Co., MSIP, and MSCG are wholly-owned subsidiaries of Morgan Stanley.

The Partnerships no longer offer units of limited partnership interest ("Unit(s)") for purchase or exchange.

Effective June 1, 2012, Aspect Capital Limited ("Aspect") has agreed to reduce the monthly management fee from 1/12 of 2% (a 2% annual rate) to 1/12 of 1.5% (a 1.5% annual rate) of the net assets of the first day of each month.

Effective January 1, 2012, Winton Capital Management Limited ("Winton"), in consultation with the General Partner, agreed to increase the amount of leverage applied to the assets of Charter WNT allocated to Winton and traded pursuant to Winton's Diversified Program to 1.5 times.

Effective May 31, 2011, Morgan Stanley & Co. Incorporated changed its name to Morgan Stanley & Co. LLC.

Effective April 1, 2011, the monthly management fee payable by Charter WNT to the trading advisor was reduced from 1/6 of 1% (a 2% annual rate) to 1/12 of 1.5% (a 1.5% annual rate).

Effective January 1, 2011, the monthly management fee payable by Charter Campbell to the trading advisor was reduced from 1/12 of 2.65% (a 2.65% annual rate) to 1/6 of 1% (a 2% annual rate).

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.  Summary of Significant Accounting Policies

Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gains or losses on open contracts. The resulting net change in unrealized gains and losses is reflected in the change in unrealized trading profit (loss) on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forwards contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) of the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The Partnerships may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific Futures Interest on the underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the fair value of the Futures Interest on the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can potentially lose an unlimited amount.

Premiums received/premiums paid from writing/purchasing options are recorded as liabilities/assets on the Statements of Financial Condition and are subsequently adjusted to fair values. The difference between the fair value of the option and the premiums received/premiums paid is treated as an unrealized gain or loss within the Statements of Income and Expenses.

Revenue Recognition — Monthly, MS&Co. credits each Partnership with interest income on 100% of its average daily equity maintained in cash in the Partnerships accounts during each month at a rate equal to 80% for Charter Aspect and Charter Campbell and 100% for Charter WNT of the monthly average of the 4 week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid by MS&Co. to the Partnerships.  For purposes of such interest payments, net assets do not include monies due to the Partnerships on forward contracts and other Futures Interests that have not been received.  The Partnerships pay a flat rate brokerage fee to MS&Co. which then pays or reimburses the Partnerships for all fees and costs charged or incurred by MS&Co., MSIP or any other entity acting as a commodity broker for the Partnerships.

 Fair Value of Financial Instruments — The fair value of the Partnerships' assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") guidance relating to financial instruments, approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation — The Partnerships' functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for Investment Companies as illustrated in the Financial Highlights Footnote (refer to Note 8. Financial Highlights).

Trading Equity — The Partnerships' asset "Trading Equity," reflected on the Statements of Financial Condition, consists of (a) cash on deposit with Morgan Stanley Wealth Management, MS&Co., and MSIP to be used as margin for trading (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value; and for the Partnerships which trade in options and, if any, (c) options purchased at fair value. Options written at fair value are recorded in "Liabilities" within the Statements of Financial Condition.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. and MSIP acting as their commodity brokers. Pursuant to brokerage agreements with Morgan Stanley Wealth Management, MS&Co., and MSIP, to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty as allowable under the terms of their master netting agreements with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Restricted and Unrestricted Cash — As reflected on the Partnerships' Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses on offset LME positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs — Each Partnership currently pays MS&Co. a flat-rate monthly brokerage fee of 1/12 of 6% of the Partnership's net assets as of the first day of each month (a 6% annual rate).  Such fees currently cover all brokerage fees, transaction fees and costs, and ordinary administrative expenses.

Operating Expenses — The Partnerships incur monthly management fees and may incur an incentive fee.  All common administrative expenses, including legal, auditing, accounting, filing fees, and other related expenses, are borne by MS&Co. through the brokerage fees paid by the Partnerships.

Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit as of the end of the last day of any month that is at least six months after the closing at which a person first becomes a limited partner.  The request for redemptions must be delivered to a limited partner's local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the last day of the month in which the redemption is to be effective.  Redemptions must be made in whole Units, with a minimum of 100 Units required for each redemption, unless a limited partner is redeeming his entire interest in a particular Partnership.

Units redeemed on or prior to the last day of the twelfth month from the date of purchase will be subject to a redemption charge equal to 2% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twelfth month and on or prior to the last day of the twenty-fourth month from the date of purchase will be subject to a redemption charge equal to 1% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twenty-fourth month from the date of purchase will not be subject to a redemption charge.  The foregoing redemptions charges are paid to MS&Co.

The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010 ,were as follows:

	2012	2011	2010
	$	$	$
Charter Campbell	–	–	–
Charter Aspect	–	–	14,645
Charter WNT	–	–	19,270

Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships' profits.

Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of each Partnership's revenue and expenses for income tax purposes. The Partnerships file U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes clarifies the accounting for uncertainty in income taxes recognized in each Partnership's financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnerships have concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2012 and 2011. If applicable, the Partnerships recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, 2009 through 2012 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships — Charter Aspect will terminate on December 31, 2025, and Charter Campbell and Charter WNT will terminate on December 31, 2035, or at an earlier date if certain conditions occur as defined in each Partnership's Limited Partnership Agreement.

Litigation Settlement — In September 2011, Charter Campbell received a settlement award payment in the amount of $80 from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents the Partnership's portion of the Net Settlement Fund.  The proceeds from settlement were accounted for in the period they were received for the benefit of the partners in the Partnership.

On July 28, 2010, Charter Campbell, Charter Aspect and Charter WNT received a settlement award payment in the amounts of $6,177, $40,052 and $40,150, each, from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents each Partnership's portion of the 2006 Net Settlement Fund and the 2007 Net Settlement Fund.  The proceeds from settlement were accounted for in the period they were received for the benefit of the partners in each Partnership.

Statement of Cash Flows — The Partnerships are not required to provide a Statement of Cash Flows.

Other Pronouncements

On October 1, 2012, the FASB issued Accounting Standards Update ("ASU") 2012-04 "Technical Corrections and Improvements", which makes minor technical corrections and clarifications to ASC 820, "Fair Value Measurements and Disclosures". When the FASB issued Statement 157 (codified in ASC 820), it conformed the use of the term "fair value" in certain pre-Codification standards but not others. ASU 2012-04 conforms the term's use throughout the ASC "to fully reflect the fair value measurement and disclosure requirements" of ASC 820. The ASU also amends the requirements that must be met for an investment company to qualify for the exemption from presenting a statement of cash flows. Specifically, it eliminates the requirements that substantially all of an entity's investments be carried at "market value" and that the investments be highly liquid. Instead, it requires substantially all of the entity's investments to be carried at "fair value" and classified as Level 1 or Level 2 measurements under ASC 820. The amendments are effective for fiscal periods beginning after December 15, 2012. The adoption of this ASU will not have a significant impact on the Partnerships' financial statements.

In December 2011, the FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities", which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangements associated with its financial instruments and derivative instruments. Subsequently in January 2013, the FASB issued ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", which clarifies the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Partnerships would also provide the disclosures retrospectively for all comparative periods presented.  The Partnerships are currently evaluating the impact that these pronouncements would have on the financial statements.

In October 2011, the FASB issued a proposed ASU intended to improve and converge financial reporting by setting forth consistent criteria for determining whether an entity is an investment company.  Under longstanding U.S. GAAP, investment companies carry all of their investments at fair value, even if they hold a controlling interest in another company.  The primary changes being proposed by the FASB relate to which entities would be considered investment companies as well as certain disclosure and presentation requirements.  In addition to the changes to the criteria for determining whether an entity is an investment company, the FASB also proposes that an investment company would be required to consolidate another investment company if it holds a controlling financial interest in the entity.  In August 2012, the FASB updated the proposed ASU to state that entities regulated under Investment Company Act of 1940 should qualify to be investment companies within the proposed investment company guide.  The Partnerships will evaluate the impact that this proposed update would have on the financial statements once the pronouncement is issued.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
3.  Related Party Transactions

Each Partnership's cash is on deposit in commodity brokerage accounts with Morgan Stanley.  MS&Co. pays interest on these funds as described in Note 2. Summary of Significant Accounting Policies. Each Partnership pays brokerage fees to MS&Co. as described in Note 2. Summary of Significant Accounting Policies. For Charter Campbell, MSCG acts as the counterparty on all trading of options on foreign currency forward contracts.

Trading Advisors	12 Months Ended
Dec. 31, 2012
Trading Advisors [Abstract]
Trading Advisors
4.  Trading Advisors

Ceres, on behalf of each Partnership retains certain commodity trading advisors to make all trading decisions for the Partnerships.  The trading advisors for each Partnership at December 31, 2012, were as follows:

Morgan Stanley Smith Barney Charter Campbell L.P.
Campbell & Company, Inc.

Morgan Stanley Smith Barney Charter Aspect L.P.
Aspect

Morgan Stanley Smith Barney Charter WNT L.P.
Winton

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee — Charter Aspect pays its trading advisor a flat-rate monthly fee equal to 1/12 of 1.5% (a 1.5% annual rate) of the Partnership's net assets under management by the trading advisor as of the first day of each month.  Prior to June 1, 2012, the monthly management fee rate was 1/12 of 2% (a 2% annual rate).

Charter WNT pays its trading advisor a flat-rate monthly fee equal to 1/12 of 1.5% (a 1.5% annual rate) of the Partnership's net assets under management by the trading advisor as of the first day of each month.  Prior to April 1, 2011, the monthly management fee rate was 1/6 of 1% (a 2% annual rate).

Charter Campbell pays its trading advisor a flat-rate monthly fee equal to 1/6 of 1% (a 2% annual rate) of the Partnership's net assets under management by the trading advisor as of the first day of each month.  Prior to January 1, 2011, the monthly management fee rate was 1/12 of 2.65% (a 2.65% annual rate).

Incentive Fee — Each Partnership's incentive fee is equal to 20% of trading profits paid on a monthly basis.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after brokerage and management fees are deducted.  When a trading advisor experiences losses with respect to net assets as of the end of a calendar month, the trading advisor must recover such losses before the trading advisor is eligible for an incentive fee in the future.  Cumulative trading losses are adjusted on a pro rated basis for the amount of each month's net withdrawals.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments
5.  Financial Instruments

The Partnerships trade Futures Interests. Futures and forwards represent contracts for delayed delivery of an instrument at a specified date and price. Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts. There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The fair value of exchange-traded contracts is based on the settlement price quoted by the exchange on the day with respect to which fair value is being determined. If an exchange-traded contract could not have been liquidated on such day due to the operation of daily limits or other rules of the exchange, the settlement price will be equal to the settlement price on the first subsequent day on which the contract could be liquidated. The fair value of off-exchange-traded contracts is based on the fair value quoted by the counterparty.

The Partnerships' contracts are accounted for on a trade-date basis. A derivative is defined as a financial instrument or other contract that has all three of the following characteristics:

(1) a) One or more "underlyings" and b) one or more "notional amounts" or payment provisions or both;

(2) Requires no initial net investment or a smaller initial net investment than would be required for other types of contracts that would be expected to have a similar response relative to changes in market factors; and

(3) Terms that require or permit net settlement.

Generally, derivatives include futures, forward, swaps or options contracts, and other financial instruments with similar characteristics such as caps, floors, and collars.

The net unrealized gains (losses) on open contracts at December 31, reported as a component of "Trading Equity" on the Statements of Financial Condition, and their longest contract maturities were as follows:

Charter Campbell
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	(2,010,679)	905,178	(1,105,501)	Sep. 2014	Mar. 2013
2011	(1,240,461)	1,330,410	89,949	Sep. 2013	Mar. 2012

5.  Financial Instruments (cont'd)

Charter Aspect
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	1,517,757	99,717	1,617,474	Jun. 2015	Jan. 2013
2011	2,898,002	78,075	2,976,077	Jun. 2014	Jan. 2012

Charter WNT
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	612,211	75,501	687,712	Dec. 2015	May 2013
2011	1,467,409	9,148	1,476,557	Mar. 2014	Mar. 2012

In general, the risks associated with off-exchange-traded contracts are greater than those associated with exchange-traded contracts because of the greater risk of default by the counterparty to an off-exchange-traded contract.  The Partnerships have credit risk associated with counterparty nonperformance.  As of the date of the financial statements, the credit risk associated with the instruments in which the Partnerships trade is limited to the unrealized gains (losses) amounts reflected in the Partnerships' Statements of Financial Condition. The net unrealized gains (losses) on open contracts is further disclosed gross by type of contract and corresponding fair value level in Note 7. Fair Value Measurements and Disclosures.

The Partnerships also have credit risk because MS&Co., MSIP, and/or MSCG act as the futures commission merchants or the counterparties, with respect to most of the Partnerships' assets.  Exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts are fair valued on a daily basis, with variations in value settled on a daily basis. MS&Co. and MSIP, each acting as a commodity futures broker for each Partnership's exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, are required, pursuant to regulations of the Commodity Futures Trading Commission, to segregate from their own assets, and for the sole benefit of their commodity customers, total cash held by them with respect to exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, including an amount equal to the net unrealized gains (losses) on all open exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts, which in the aggregate, totaled $43,297,414 and $60,196,245 for Charter Campbell, $64,938,716 and $97,111,401 for Charter Aspect, and $45,800,469 and $72,931,466 for Charter WNT at December 31, 2012 and 2011, respectively.  With respect to each Partnership's off-exchange-traded forward currency contracts and forward currency options contracts, there are no daily settlements of variation in value, nor is there any requirement that an amount equal to the net unrealized gains (losses) on such contracts be segregated.  However, each Partnership is required to meet margin requirements equal to the net unrealized loss on open forward currency contracts in each Partnership's accounts with the counterparty, which is accomplished by daily maintenance of the cash balance in a custody account held at MS&Co. for the benefit of MS&Co.  With respect to those off-exchange-traded forward currency contracts, the Partnerships are at risk to the ability of MS&Co., the sole counterparty on all such contracts, to perform.  Each Partnership has a netting agreement with the counterparty.  The primary terms are based on industry standard master agreements.  These agreements, which seek to reduce both the Partnerships' and the counterparties' exposure on off-exchange-traded forward currency contracts, including options on such contracts, should materially decrease the Partnerships' credit risk in the event of MS&Co.'s or MSCG's bankruptcy or insolvency.

The General Partner monitors and attempts to control the Partnerships' risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly, believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Partnerships may be subject.  These monitoring systems generally allow the General Partner to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics.  In addition, online monitoring systems provide account analysis of futures, forwards and options positions by sector, margin requirements, gain and loss transactions and collateral positions.

The futures, forwards and options traded by the Partnerships involve varying degrees of related market risk.  Market risk is often dependent upon changes in the level or volatility of interest rates, exchange rates, and prices of financial instruments and commodities, factors that result in frequent changes in the fair value of the Partnerships' open positions, and consequently in their earnings, whether realized or unrealized, and cash flow.  Gains and losses on open positions of exchange-traded futures, exchange-traded forward, and exchange-traded futures-styled options contracts are settled daily through variation margin.  Gains and losses on off-exchange-traded forward currency contracts are settled upon termination of the contract.  Gains and losses on off-exchange-traded forward currency options contracts are settled on an agreed-upon settlement date.

Derivatives and Hedging	12 Months Ended
Dec. 31, 2012
Derivatives and Hedging [Abstract]
Derivatives and Hedging
6.  Derivatives and Hedging

The Partnerships' objective is to profit from speculative trading in Futures Interests. Therefore, the Trading Advisor for each Partnership will take speculative positions in Futures Interests where it feels the best profit opportunities exist for its trading strategy. As such, the average number of contracts outstanding in absolute quantity (the total of the open long and open short positions) has been presented as a part of the volume disclosure, as position direction is not an indicative factor in such volume disclosures. With regard to foreign currency forward trades, each notional quantity amount has been converted to an equivalent contract based upon an industry convention.

The following tables summarize the valuation of each Partnership's investments as of December 31, 2012 and 2011.

Charter Campbell

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	101,521	(62,923)	147,045	(47,790)	137,853	531
Equity	378,456	(157,913)	–	(12,055)	208,488	464
Foreign currency	142,465	(206,669)	1,037,514	(68,152)	905,158	4,815
Interest rate	172,068	(66,131)	115	(73,372)	32,680	2,003
Total	794,510	(493,636)	1,184,674	(201,369)	1,284,179
Unrealized currency loss					(2,389,680)
Total net unrealized loss on open contracts					(1,105,501)

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	27,760	(35,100)	554,382	(553,530)	(6,488)	530
Equity	153,472	(2,078)	75,465	(5,440)	221,419	383
Foreign currency	183,838	(32,663)	1,202,671	(23,414)	1,330,432	7,864
Interest rate	1,031,489	(86,417)	13,978	(21,713)	937,337	2,111
Total	1,396,559	(156,258)	1,846,496	(604,097)	2,482,700
Unrealized currency loss					(2,392,751)
Total net unrealized gain on open contracts					89,949

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	2
Options written	–	1

Charter Aspect

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	146,738	(309,360)	497,636	(366,534)	(31,520)	858
Equity	731,889	(35,125)	–	(7,075)	689,689	592
Foreign currency	215,614	(357,045)	448,109	(187,096)	119,582	936
Interest rate	410,678	(367,000)	1,320	(8,248)	36,750	2,731
Total	1,504,919	(1,068,530)	947,065	(568,953)	814,501
Unrealized currency gain					802,973
Total net unrealized gain on open contracts					1,617,474

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	85,884	(342,624)	976,621	(401,199)	318,682	673
Equity	59,202	(15,408)	183,235	(23,702)	203,327	407
Foreign currency	59,707	(3,322)	175,112	(141,973)	89,524	974
Interest rate	1,708,363	(185,840)	–	(6,585)	1,515,938	3,152
Total	1,913,156	(547,194)	1,334,968	(573,459)	2,127,471
Unrealized currency gain					848,606
Total net unrealized gain on open contracts					2,976,077

Charter WNT

The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
		$	$	$	$
Commodity	31,952	(333,393)	76,513	(259,084)	(484,012)	523
Equity	428,624	(226,638)	–	(1,063)	200,923	445
Foreign currency	260,280	(213,183)	821,252	(41,892)	826,457	736
Interest rate	359,182	(166,099)	100	(5,648)	187,535	2,409
Total	1,080,038	(939,313)	897,865	(307,687)	730,903
Unrealized currency loss					(43,191)
Total net unrealized gain on open contracts					687,712

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	7
Options written	–	7

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	53,417	(311,649)	393,065	(290,803)	(155,970)	382
Equity	66,968	(853)	24,716	(23,666)	67,165	221
Foreign currency	207,275	(4,171)	595,829	(37,164)	761,769	405
Interest rate	908,073	(52,740)	4,925	(6,788)	853,470	1,128
Total	1,235,733	(369,413)	1,018,535	(358,421)	1,526,434
Unrealized currency loss					(49,877)
Total net unrealized gain on open contracts					1,476,557

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,720	6
Options written	(3,973)	6

The following tables summarize the net trading results of each Partnership for the years ended December 31, 2012, 2011, and 2010, respectively.

Charter Campbell

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(78,186)	(4,324,493)	2,623,618
Equity	1,698,887	(5,133,663)	(2,142,624)
Foreign currency	588,805	(2,468,048)	2,490,889
Interest rate	2,058,201	12,229,439	9,927,453
Unrealized currency gain (loss)	3,072	(24,198)	(74,383)
Proceeds from Litigation	–	80	6,177
Total	4,270,779	279,117	12,831,130

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	5,466,229	320,492	9,247,401
Net change in unrealized	(1,195,450)	(41,455)	3,577,552
Proceeds from Litigation	–	80	6,177
Total Trading Results	4,270,779	279,117	12,831,130

Charter Aspect

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(4,929,264)	(2,318,060)	1,170,080
Equity	(2,163,493)	(2,222,271)	(2,549,288)
Foreign currency	(1,694,971)	(280,415)	4,924,389
Interest rate	3,085,699	13,845,290	15,903,498
Unrealized currency gain (loss)	(45,631)	139,004	67,332
Proceeds from Litigation	–	–	40,052
Total	(5,747,660)	9,163,548	19,556,063

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(4,389,057)	12,254,509	13,688,766
Net change in unrealized	(1,358,603)	(3,090,961)	5,827,245
Proceeds from Litigation	–	–	40,052
Total Trading Results	(5,747,660)	9,163,548	19,556,063

Charter WNT

The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(4,329,868)	1,377,994	2,629,176
Equity	465,473	(1,384,478)	(745,185)
Foreign currency	(2,691,759)	167,453	3,756,154
Interest rate	4,629,105	6,968,653	8,508,553
Unrealized currency gain (loss)	6,686	(37,121)	1,756
Proceeds from Litigation	–	–	40,150
Total	(1,920,363)	7,092,501	14,190,604

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(1,128,261)	8,058,605	12,177,274
Net change in unrealized	(792,102)	(966,104)	1,973,180
Proceeds from Litigation	–	–	40,150
Total Trading Results	(1,920,363)	7,092,501	14,190,604

Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Disclosures [Abstract]
Fair Value Measurements and Disclosures
7.  Fair Value Measurements and Disclosures

Effective January 1, 2012, the Partnerships adopted ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS."  The amendments within this ASU change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to eliminate unnecessary wording differences between U.S. GAAP and IFRS.  However, some of the amendments clarify the FASB's intent about the application of existing fair value measurement requirements and other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  This new guidance did not have a material impact on the Partnerships' financial statements.

Financial instruments are carried at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Assets and liabilities carried at fair value are classified and disclosed in the following three levels: Level 1 — unadjusted quoted market prices in active markets for identical assets and liabilities; Level 2 — inputs other than unadjusted quoted market prices that are observable for the asset or liability, either directly or indirectly (including unadjusted quoted market prices for similar investments, interest rates, credit risk); and Level 3 — unobservable inputs for the asset or liability (including the Partnerships' own assumptions used in determining the fair value of investments).

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Partnerships' assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The Partnerships' assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

Charter Campbell

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	799,204	–	n/a	799,204
Forwards	–	1,179,980	n/a	1,179,980
Total Assets	799,204	1,179,980	n/a	1,979,184

Liabilities
Futures	420,203	–	n/a	420,203
Forwards	–	274,802	n/a	274,802
Total Liabilities	420,203	274,802	n/a	695,005

Unrealized currency loss				(2,389,680)
*Net fair value	379,001	905,178	n/a	(1,105,501)

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,856,568	–	n/a	1,856,568
Forwards	–	1,386,487	n/a	1,386,487
Total Assets	1,856,568	1,386,487	n/a	3,243,055

Liabilities
Futures	704,278	–	n/a	704,278
Forwards	–	56,077	n/a	56,077
Total Liabilities	704,278	56,077	n/a	760,355

Unrealized currency loss				(2,392,751)
*Net fair value	1,152,290	1,330,410	n/a	89,949

*
This amount comprises of the "Total net unrealized gain (loss) on open contracts" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Charter Aspect

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,817,113	–	n/a	1,817,113
Forwards	–	634,871	n/a	634,871
Total Assets	1,817,113	634,871	n/a	2,451,984

Liabilities
Futures	1,102,329	–	n/a	1,102,329
Forwards	–	535,154	n/a	535,154
Total Liabilities	1,102,329	535,154	n/a	1,637,483

Unrealized currency gain				802,973
*Net fair value	714,784	99,717	n/a	1,617,474

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	3,027,158	–	n/a	3,027,158
Forwards	–	220,966	n/a	220,966
Total Assets	3,027,158	220,966	n/a	3,248,124

Liabilities
Futures	977,762	–	n/a	977,762
Forwards	–	142,891	n/a	142,891
Total Liabilities	977,762	142,891	n/a	1,120,653

Unrealized currency gain				848,606
*Net fair value	2,049,396	78,075	n/a	2,976,077

*
This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Charter WNT

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,843,698	–	n/a	1,843,698
Forwards	–	134,205	n/a	134,205
Total Assets	1,843,698	134,205	n/a	1,977,903

Liabilities
Futures	1,188,296	–	n/a	1,188,296
Forwards	–	58,704	n/a	58,704
Total Liabilities	1,188,296	58,704	n/a	1,247,000

Unrealized currency loss				(43,191)
*Net fair value	655,402	75,501	n/a	687,712

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,222,818	–	n/a	2,222,818
Forwards	–	31,450	n/a	31,450
Options Purchased	1,720	–	n/a	1,720
Total Assets	2,224,538	31,450	n/a	2,255,988

Liabilities
Futures	705,532	–	n/a	705,532
Forwards	–	22,302	n/a	22,302
Options Written	3,973	–	n/a	3,973
Total Liabilities	709,505	22,302	n/a	731,807

Unrealized currency loss				(49,877)
*Net fair value	1,515,033	9,148	n/a	1,474,304

*
This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Highlights
8.  Financial Highlights

The following ratios may vary for individual investors based on the timing of capital transactions during the year.  Additionally, these ratios are calculated for the limited partners' share of income, expenses and average net assets.

Charter Campbell

	2012		2011	2010
Per Unit operating performance:
Net asset value, January 1:	$9.77		$10.59	$9.79

Interest Income	0.01		– (2)	0.01
Expenses	(0.81)		(0.83)	(0.83)
Realized/Unrealized Income (1)	0.72		0.01	1.62

Net Income (Loss)	(0.08	) (3)	(0.82)	0.80

Net asset value, December 31:	$9.69		$9.77	$10.59

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.2)%		(8.2)%	(8.7)%
Expenses before Incentive Fees	8.2%		8.2%	8.8%
Expenses after Incentive Fees	8.2%		8.2%	8.8%
Net Income (Loss)	0.2%		(7.8)%	7.0%
Total return before incentive fees	(0.8)%		(7.7)%	8.2%
Total return after incentive fees	(0.8)%		(7.7)%	8.2%

(1)	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amounts less than 0.005%.

(3)	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.

Charter Aspect

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$20.94	$20.71	$18.72

Interest Income	0.01	0.01	0.02
Expenses	(1.58)	(1.67)	(1.54)
Realized/Unrealized Income (Loss) (1)	(1.54)	1.89	3.51

Net Income (Loss)	(3.11)	0.23	1.99

Net asset value, December 31:	$17.83	$20.94	$20.71

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.9)%	(8.1)%	(7.9)%
Expenses before Incentive Fees	8.0%	8.1%	8.0%
Expenses after Incentive Fees	8.0%	8.1%	8.0%
Net Income (Loss)	(15.1)%	1.1%	10.1%
Total return before incentive fees	(14.9)%	1.1%	10.6%
Total return after incentive fees	(14.9)%	1.1%	10.6%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Charter WNT

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$12.62	$12.42	$11.44

Interest Income	0.01	0.01	0.01
Expenses	(0.92)	(0.96)	(0.95)
Realized/Unrealized Income (Loss) (1)	(0.34)	1.15	1.92

Net Income (Loss)	(1.25)	0.20	0.98

Net asset value, December 31:	$11.37	$12.62	$12.42

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%	(7.7)%	(8.0)%
Expenses before Incentive Fees	7.8%	7.7%	8.1%
Expenses after Incentive Fees	7.8%	7.7%	8.1%
Net Income (Loss)	(11.1)%	1.7%	8.2%
Total return before incentive fees	(9.9)%	1.6%	8.6%
Total return after incentive fees	(9.9)%	1.6%	8.6%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
9.  Subsequent Events

Management performed its formal evaluation of subsequent events through the date of filing, and has determined that there were no subsequent events requiring adjustments of or disclosure in the financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
Use of Estimates — The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Management believes that the estimates utilized in the preparation of the financial statements are prudent and reasonable. Actual results could differ from those estimates and the differences could be material.

Valuation
Valuation — Futures Interests are open commitments until the settlement date, at which time they are realized. They are valued at fair value, generally on a daily basis, and the unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the Statements of Financial Condition as net unrealized gains or losses on open contracts. The resulting net change in unrealized gains and losses is reflected in the change in unrealized trading profit (loss) on open contracts from one period to the next on the Statements of Income and Expenses. The fair value of exchange-traded futures, options and forwards contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) of the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates, and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period.  Risk arises from changes in the value of these contracts and the potential inability of counterparties to perform under the terms of the contracts.  There are numerous factors which may significantly influence the fair value of these contracts, including interest rate volatility.

The Partnerships may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific Futures Interest on the underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the fair value of the Futures Interest on the underlying asset declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can potentially lose an unlimited amount.

Premiums received/premiums paid from writing/purchasing options are recorded as liabilities/assets on the Statements of Financial Condition and are subsequently adjusted to fair values. The difference between the fair value of the option and the premiums received/premiums paid is treated as an unrealized gain or loss within the Statements of Income and Expenses.

Revenue Recognition
Revenue Recognition — Monthly, MS&Co. credits each Partnership with interest income on 100% of its average daily equity maintained in cash in the Partnerships accounts during each month at a rate equal to 80% for Charter Aspect and Charter Campbell and 100% for Charter WNT of the monthly average of the 4 week U.S. Treasury bill discount rate.  MS&Co. retains any interest earned in excess of the interest paid by MS&Co. to the Partnerships.  For purposes of such interest payments, net assets do not include monies due to the Partnerships on forward contracts and other Futures Interests that have not been received.  The Partnerships pay a flat rate brokerage fee to MS&Co. which then pays or reimburses the Partnerships for all fees and costs charged or incurred by MS&Co., MSIP or any other entity acting as a commodity broker for the Partnerships.

Fair Value of Financial Instruments
 Fair Value of Financial Instruments — The fair value of the Partnerships' assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") guidance relating to financial instruments, approximates the carrying amount presented in the Statements of Financial Condition.

Foreign Currency Transactions and Translation
Foreign Currency Transactions and Translation — The Partnerships' functional currency is the U.S. dollar; however, the Partnerships may transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect at the date of the Statements of Financial Condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rate in effect during the period. The effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Income and Expenses from the changes in market price of those investments, but are included in the net realized gain/loss and net change in unrealized trading profit (loss) in the Statements of Income and Expenses.

Net Income (Loss) per Unit
Net Income (Loss) per Unit — Net income (loss) per Unit is computed in accordance with the specialized accounting for Investment Companies as illustrated in the Financial Highlights Footnote (refer to Note 8. Financial Highlights).

Trading Equity
Trading Equity — The Partnerships' asset "Trading Equity," reflected on the Statements of Financial Condition, consists of (a) cash on deposit with Morgan Stanley Wealth Management, MS&Co., and MSIP to be used as margin for trading (b) net unrealized gains or losses on futures and forward contracts, which are fair valued and calculated as the difference between original contract value and fair value; and for the Partnerships which trade in options and, if any, (c) options purchased at fair value. Options written at fair value are recorded in "Liabilities" within the Statements of Financial Condition.

The Partnerships, in their normal course of business, enter into various contracts with MS&Co. and MSIP acting as their commodity brokers. Pursuant to brokerage agreements with Morgan Stanley Wealth Management, MS&Co., and MSIP, to the extent that such trading results in unrealized gains or losses, these amounts are offset for each Partnership and are reported on a net basis on the Statements of Financial Condition.

The Partnerships have offset their unrealized gains or losses recognized on forward contracts executed with the same counterparty as allowable under the terms of their master netting agreements with MS&Co., as the counterparty on such contracts. The Partnerships have consistently applied their right to offset.

Restricted and Unrestricted Cash
Restricted and Unrestricted Cash — As reflected on the Partnerships' Statements of Financial Condition, restricted cash equals the cash portion of assets on deposit to meet margin requirements plus the cash required to offset unrealized losses on foreign currency forwards and options contracts and offset unrealized losses on offset LME positions. All of these amounts are maintained separately. Cash that is not classified as restricted cash is therefore classified as unrestricted cash.

Brokerage and Related Transaction Fees and Costs
Brokerage and Related Transaction Fees and Costs — Each Partnership currently pays MS&Co. a flat-rate monthly brokerage fee of 1/12 of 6% of the Partnership's net assets as of the first day of each month (a 6% annual rate).  Such fees currently cover all brokerage fees, transaction fees and costs, and ordinary administrative expenses.

Operating Expenses
Operating Expenses — The Partnerships incur monthly management fees and may incur an incentive fee.  All common administrative expenses, including legal, auditing, accounting, filing fees, and other related expenses, are borne by MS&Co. through the brokerage fees paid by the Partnerships.

Redemptions
Redemptions — Limited partners may redeem some or all of their Units at 100% of the net asset value per Unit as of the end of the last day of any month that is at least six months after the closing at which a person first becomes a limited partner.  The request for redemptions must be delivered to a limited partner's local Morgan Stanley Branch Office in time for it to be forwarded and received by Ceres no later than 3:00 p.m., New York City time, on the last day of the month in which the redemption is to be effective.  Redemptions must be made in whole Units, with a minimum of 100 Units required for each redemption, unless a limited partner is redeeming his entire interest in a particular Partnership.

Units redeemed on or prior to the last day of the twelfth month from the date of purchase will be subject to a redemption charge equal to 2% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twelfth month and on or prior to the last day of the twenty-fourth month from the date of purchase will be subject to a redemption charge equal to 1% of the net asset value of a Unit on the Redemption Date.  Units redeemed after the last day of the twenty-fourth month from the date of purchase will not be subject to a redemption charge.  The foregoing redemptions charges are paid to MS&Co.

The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010 ,were as follows:

	2012	2011	2010
	$	$	$
Charter Campbell	–	–	–
Charter Aspect	–	–	14,645
Charter WNT	–	–	19,270

Distributions
Distributions — Distributions, other than redemptions of Units, are made on a pro rata basis at the sole discretion of Ceres. No distributions have been made to date. Ceres does not intend to make any distributions of the Partnerships' profits.

Income Taxes
Income Taxes — No provision for income taxes has been made in the accompanying financial statements, as partners are individually responsible for reporting income or loss based upon their respective share of each Partnership's revenue and expenses for income tax purposes. The Partnerships file U.S. federal and state tax returns.

The guidance issued by the FASB on income taxes clarifies the accounting for uncertainty in income taxes recognized in each Partnership's financial statements, and prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken. The Partnerships have concluded that there were no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2012 and 2011. If applicable, the Partnerships recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Income and Expenses. Generally, 2009 through 2012 tax years remain subject to examination by U.S. federal and most state tax authorities. No income tax returns are currently under examination.

Dissolution of the Partnerships
Dissolution of the Partnerships — Charter Aspect will terminate on December 31, 2025, and Charter Campbell and Charter WNT will terminate on December 31, 2035, or at an earlier date if certain conditions occur as defined in each Partnership's Limited Partnership Agreement.

Litigation Settlement
Litigation Settlement — In September 2011, Charter Campbell received a settlement award payment in the amount of $80 from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents the Partnership's portion of the Net Settlement Fund.  The proceeds from settlement were accounted for in the period they were received for the benefit of the partners in the Partnership.

On July 28, 2010, Charter Campbell, Charter Aspect and Charter WNT received a settlement award payment in the amounts of $6,177, $40,052 and $40,150, each, from the Natural Gas Commodity Litigation Settlement Administrator.  This settlement represents each Partnership's portion of the 2006 Net Settlement Fund and the 2007 Net Settlement Fund.  The proceeds from settlement were accounted for in the period they were received for the benefit of the partners in each Partnership.

Other Pronouncements
Other Pronouncements

On October 1, 2012, the FASB issued Accounting Standards Update ("ASU") 2012-04 "Technical Corrections and Improvements", which makes minor technical corrections and clarifications to ASC 820, "Fair Value Measurements and Disclosures". When the FASB issued Statement 157 (codified in ASC 820), it conformed the use of the term "fair value" in certain pre-Codification standards but not others. ASU 2012-04 conforms the term's use throughout the ASC "to fully reflect the fair value measurement and disclosure requirements" of ASC 820. The ASU also amends the requirements that must be met for an investment company to qualify for the exemption from presenting a statement of cash flows. Specifically, it eliminates the requirements that substantially all of an entity's investments be carried at "market value" and that the investments be highly liquid. Instead, it requires substantially all of the entity's investments to be carried at "fair value" and classified as Level 1 or Level 2 measurements under ASC 820. The amendments are effective for fiscal periods beginning after December 15, 2012. The adoption of this ASU will not have a significant impact on the Partnerships' financial statements.

In December 2011, the FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities", which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangements associated with its financial instruments and derivative instruments. Subsequently in January 2013, the FASB issued ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities", which clarifies the types of instruments and transactions that are subject to the offsetting disclosure requirements established by ASU 2011-11. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of these disclosures is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Partnerships would also provide the disclosures retrospectively for all comparative periods presented.  The Partnerships are currently evaluating the impact that these pronouncements would have on the financial statements.

In October 2011, the FASB issued a proposed ASU intended to improve and converge financial reporting by setting forth consistent criteria for determining whether an entity is an investment company.  Under longstanding U.S. GAAP, investment companies carry all of their investments at fair value, even if they hold a controlling interest in another company.  The primary changes being proposed by the FASB relate to which entities would be considered investment companies as well as certain disclosure and presentation requirements.  In addition to the changes to the criteria for determining whether an entity is an investment company, the FASB also proposes that an investment company would be required to consolidate another investment company if it holds a controlling financial interest in the entity.  In August 2012, the FASB updated the proposed ASU to state that entities regulated under Investment Company Act of 1940 should qualify to be investment companies within the proposed investment company guide.  The Partnerships will evaluate the impact that this proposed update would have on the financial statements once the pronouncement is issued.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Redemption Charges Paid to MS&Co.
The aggregate amounts of redemption charges paid to MS&Co. for the years ended December 31, 2012, 2011, and 2010 ,were as follows:

	2012	2011	2010
	$	$	$
Charter Campbell	–	–	–
Charter Aspect	–	–	14,645
Charter WNT	–	–	19,270

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Charter WNT
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	612,211	75,501	687,712	Dec. 2015	May 2013
2011	1,467,409	9,148	1,476,557	Mar. 2014	Mar. 2012

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Charter Campbell
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	(2,010,679)	905,178	(1,105,501)	Sep. 2014	Mar. 2013
2011	(1,240,461)	1,330,410	89,949	Sep. 2013	Mar. 2012

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Charter Aspect
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	1,517,757	99,717	1,617,474	Jun. 2015	Jan. 2013
2011	2,898,002	78,075	2,976,077	Jun. 2014	Jan. 2012

Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
		$	$	$	$
Commodity	31,952	(333,393)	76,513	(259,084)	(484,012)	523
Equity	428,624	(226,638)	–	(1,063)	200,923	445
Foreign currency	260,280	(213,183)	821,252	(41,892)	826,457	736
Interest rate	359,182	(166,099)	100	(5,648)	187,535	2,409
Total	1,080,038	(939,313)	897,865	(307,687)	730,903
Unrealized currency loss					(43,191)
Total net unrealized gain on open contracts					687,712

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	7
Options written	–	7

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	53,417	(311,649)	393,065	(290,803)	(155,970)	382
Equity	66,968	(853)	24,716	(23,666)	67,165	221
Foreign currency	207,275	(4,171)	595,829	(37,164)	761,769	405
Interest rate	908,073	(52,740)	4,925	(6,788)	853,470	1,128
Total	1,235,733	(369,413)	1,018,535	(358,421)	1,526,434
Unrealized currency loss					(49,877)
Total net unrealized gain on open contracts					1,476,557

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	1,720	6
Options written	(3,973)	6

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(4,329,868)	1,377,994	2,629,176
Equity	465,473	(1,384,478)	(745,185)
Foreign currency	(2,691,759)	167,453	3,756,154
Interest rate	4,629,105	6,968,653	8,508,553
Unrealized currency gain (loss)	6,686	(37,121)	1,756
Proceeds from Litigation	–	–	40,150
Total	(1,920,363)	7,092,501	14,190,604

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(1,128,261)	8,058,605	12,177,274
Net change in unrealized	(792,102)	(966,104)	1,973,180
Proceeds from Litigation	–	–	40,150
Total Trading Results	(1,920,363)	7,092,501	14,190,604

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	101,521	(62,923)	147,045	(47,790)	137,853	531
Equity	378,456	(157,913)	–	(12,055)	208,488	464
Foreign currency	142,465	(206,669)	1,037,514	(68,152)	905,158	4,815
Interest rate	172,068	(66,131)	115	(73,372)	32,680	2,003
Total	794,510	(493,636)	1,184,674	(201,369)	1,284,179
Unrealized currency loss					(2,389,680)
Total net unrealized loss on open contracts					(1,105,501)

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	27,760	(35,100)	554,382	(553,530)	(6,488)	530
Equity	153,472	(2,078)	75,465	(5,440)	221,419	383
Foreign currency	183,838	(32,663)	1,202,671	(23,414)	1,330,432	7,864
Interest rate	1,031,489	(86,417)	13,978	(21,713)	937,337	2,111
Total	1,396,559	(156,258)	1,846,496	(604,097)	2,482,700
Unrealized currency loss					(2,392,751)
Total net unrealized gain on open contracts					89,949

		Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
	$
Options purchased	–	2
Options written	–	1

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(78,186)	(4,324,493)	2,623,618
Equity	1,698,887	(5,133,663)	(2,142,624)
Foreign currency	588,805	(2,468,048)	2,490,889
Interest rate	2,058,201	12,229,439	9,927,453
Unrealized currency gain (loss)	3,072	(24,198)	(74,383)
Proceeds from Litigation	–	80	6,177
Total	4,270,779	279,117	12,831,130

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	5,466,229	320,492	9,247,401
Net change in unrealized	(1,195,450)	(41,455)	3,577,552
Proceeds from Litigation	–	80	6,177
Total Trading Results	4,270,779	279,117	12,831,130

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Derivative Instruments and Hedging Activities, Disclosures [Line Items]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The Effect of Trading Activities on the Statements of Financial Condition as of December 31, 2012 and 2011:

December 31, 2012

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain/(Loss)	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	146,738	(309,360)	497,636	(366,534)	(31,520)	858
Equity	731,889	(35,125)	–	(7,075)	689,689	592
Foreign currency	215,614	(357,045)	448,109	(187,096)	119,582	936
Interest rate	410,678	(367,000)	1,320	(8,248)	36,750	2,731
Total	1,504,919	(1,068,530)	947,065	(568,953)	814,501
Unrealized currency gain					802,973
Total net unrealized gain on open contracts					1,617,474

December 31, 2011

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain	Average Number of Contracts Outstanding for the Year (Absolute Quantity)
	$	$	$	$	$
Commodity	85,884	(342,624)	976,621	(401,199)	318,682	673
Equity	59,202	(15,408)	183,235	(23,702)	203,327	407
Foreign currency	59,707	(3,322)	175,112	(141,973)	89,524	974
Interest rate	1,708,363	(185,840)	–	(6,585)	1,515,938	3,152
Total	1,913,156	(547,194)	1,334,968	(573,459)	2,127,471
Unrealized currency gain					848,606
Total net unrealized gain on open contracts					2,976,077

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The Effect of Trading Activities on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010, included in Total Trading Results:

	December 31,
	2012	2011	2010
Type of Instrument	$	$	$
Commodity	(4,929,264)	(2,318,060)	1,170,080
Equity	(2,163,493)	(2,222,271)	(2,549,288)
Foreign currency	(1,694,971)	(280,415)	4,924,389
Interest rate	3,085,699	13,845,290	15,903,498
Unrealized currency gain (loss)	(45,631)	139,004	67,332
Proceeds from Litigation	–	–	40,052
Total	(5,747,660)	9,163,548	19,556,063

Line Items on the Statements of Income and Expenses for the years ended December 31, 2012, 2011, and 2010:

	December 31,
	2012	2011	2010
Trading Results	$	$	$
Net realized	(4,389,057)	12,254,509	13,688,766
Net change in unrealized	(1,358,603)	(3,090,961)	5,827,245
Proceeds from Litigation	–	–	40,052
Total Trading Results	(5,747,660)	9,163,548	19,556,063

Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Charter WNT

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,843,698	–	n/a	1,843,698
Forwards	–	134,205	n/a	134,205
Total Assets	1,843,698	134,205	n/a	1,977,903

Liabilities
Futures	1,188,296	–	n/a	1,188,296
Forwards	–	58,704	n/a	58,704
Total Liabilities	1,188,296	58,704	n/a	1,247,000

Unrealized currency loss				(43,191)
*Net fair value	655,402	75,501	n/a	687,712

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	2,222,818	–	n/a	2,222,818
Forwards	–	31,450	n/a	31,450
Options Purchased	1,720	–	n/a	1,720
Total Assets	2,224,538	31,450	n/a	2,255,988

Liabilities
Futures	705,532	–	n/a	705,532
Forwards	–	22,302	n/a	22,302
Options Written	3,973	–	n/a	3,973
Total Liabilities	709,505	22,302	n/a	731,807

Unrealized currency loss				(49,877)
*Net fair value	1,515,033	9,148	n/a	1,474,304

*
This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Charter Campbell

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	799,204	–	n/a	799,204
Forwards	–	1,179,980	n/a	1,179,980
Total Assets	799,204	1,179,980	n/a	1,979,184

Liabilities
Futures	420,203	–	n/a	420,203
Forwards	–	274,802	n/a	274,802
Total Liabilities	420,203	274,802	n/a	695,005

Unrealized currency loss				(2,389,680)
*Net fair value	379,001	905,178	n/a	(1,105,501)

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,856,568	–	n/a	1,856,568
Forwards	–	1,386,487	n/a	1,386,487
Total Assets	1,856,568	1,386,487	n/a	3,243,055

Liabilities
Futures	704,278	–	n/a	704,278
Forwards	–	56,077	n/a	56,077
Total Liabilities	704,278	56,077	n/a	760,355

Unrealized currency loss				(2,392,751)
*Net fair value	1,152,290	1,330,410	n/a	89,949

*
This amount comprises of the "Total net unrealized gain (loss) on open contracts" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Fair Value Measurements and Disclosures, Disclosure [Line Items]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Charter Aspect

December 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	1,817,113	–	n/a	1,817,113
Forwards	–	634,871	n/a	634,871
Total Assets	1,817,113	634,871	n/a	2,451,984

Liabilities
Futures	1,102,329	–	n/a	1,102,329
Forwards	–	535,154	n/a	535,154
Total Liabilities	1,102,329	535,154	n/a	1,637,483

Unrealized currency gain				802,973
*Net fair value	714,784	99,717	n/a	1,617,474

December 31, 2011	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	$	$	$	$
Assets
Futures	3,027,158	–	n/a	3,027,158
Forwards	–	220,966	n/a	220,966
Total Assets	3,027,158	220,966	n/a	3,248,124

Liabilities
Futures	977,762	–	n/a	977,762
Forwards	–	142,891	n/a	142,891
Total Liabilities	977,762	142,891	n/a	1,120,653

Unrealized currency gain				848,606
*Net fair value	2,049,396	78,075	n/a	2,976,077

*
This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition.

During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter WNT

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$12.62	$12.42	$11.44

Interest Income	0.01	0.01	0.01
Expenses	(0.92)	(0.96)	(0.95)
Realized/Unrealized Income (Loss) (1)	(0.34)	1.15	1.92

Net Income (Loss)	(1.25)	0.20	0.98

Net asset value, December 31:	$11.37	$12.62	$12.42

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.7)%	(7.7)%	(8.0)%
Expenses before Incentive Fees	7.8%	7.7%	8.1%
Expenses after Incentive Fees	7.8%	7.7%	8.1%
Net Income (Loss)	(11.1)%	1.7%	8.2%
Total return before incentive fees	(9.9)%	1.6%	8.6%
Total return after incentive fees	(9.9)%	1.6%	8.6%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure
Charter Campbell

	2012		2011	2010
Per Unit operating performance:
Net asset value, January 1:	$9.77		$10.59	$9.79

Interest Income	0.01		– (2)	0.01
Expenses	(0.81)		(0.83)	(0.83)
Realized/Unrealized Income (1)	0.72		0.01	1.62

Net Income (Loss)	(0.08	) (3)	(0.82)	0.80

Net asset value, December 31:	$9.69		$9.77	$10.59

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(8.2)%		(8.2)%	(8.7)%
Expenses before Incentive Fees	8.2%		8.2%	8.8%
Expenses after Incentive Fees	8.2%		8.2%	8.8%
Net Income (Loss)	0.2%		(7.8)%	7.0%
Total return before incentive fees	(0.8)%		(7.7)%	8.2%
Total return after incentive fees	(0.8)%		(7.7)%	8.2%

(1)	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

(2)	Amounts less than 0.005%.

(3)	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Financial Information Additional Disclosures, Disclosures [Line Items]
Financial Information Additional Disclosure

Charter Aspect

	2012	2011	2010
Per Unit operating performance:
Net asset value, January 1:	$20.94	$20.71	$18.72

Interest Income	0.01	0.01	0.02
Expenses	(1.58)	(1.67)	(1.54)
Realized/Unrealized Income (Loss) (1)	(1.54)	1.89	3.51

Net Income (Loss)	(3.11)	0.23	1.99

Net asset value, December 31:	$17.83	$20.94	$20.71

For the Calendar Year:
Ratios to average net assets:
Net Investment Loss	(7.9)%	(8.1)%	(7.9)%
Expenses before Incentive Fees	8.0%	8.1%	8.0%
Expenses after Incentive Fees	8.0%	8.1%	8.0%
Net Income (Loss)	(15.1)%	1.1%	10.1%
Total return before incentive fees	(14.9)%	1.1%	10.6%
Total return after incentive fees	(14.9)%	1.1%	10.6%

(1)	Realized/Unrealized Income (Loss) is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.

Organization (Details)	3 Months Ended	12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	May 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Trading Advisors for Partnership [Line Items]
Management fee, monthly basis (in hundredths)	0.17%	0.13%	0.17%	0.13%	0.17%	0.22%
Management fee, annual basis (in hundredths)	2.00%	1.50%	2.00%	1.50%	2.00%	2.65%
Leverage Applied to Assets		1.5
Required interest in the equity of each Partnership (in hundredths)		1.00%

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)	100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	100.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)	0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)	6.00%
Limited partners unit that can be redeemed (in hundredths)	100.00%
Whole units required per redemption (in units)	100
Percentage of net asset value, redemption charge prior to last day of twelfth month from date of purchase (in hundredths)	2.00%
Percentage of net asset value, redemption charge after the last day of twenty-fourth month from date of purchase (in hundredths)	1.00%
Redemption charges paid to MS&Co. [Abstract]
Aggregate amount of redemption charges paid	$ 0	$ 0	$ 19,270
Litigation Settlement [Abstract]
Settlement award payment			40,150
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	80.00%
Redemption charges paid to MS&Co. [Abstract]
Aggregate amount of redemption charges paid	0	0	0
Litigation Settlement [Abstract]
Settlement award payment		80	6,177
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	80.00%
Redemption charges paid to MS&Co. [Abstract]
Aggregate amount of redemption charges paid	0	0	14,645
Litigation Settlement [Abstract]
Settlement award payment			$ 40,052

Trading Advisors (Details)	3 Months Ended	12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	May 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.17%	0.13%	0.17%	0.13%		0.17%	0.22%
Management fee, annual basis (in hundredths)	2.00%	1.50%	2.00%	1.50%		2.00%	2.65%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%			20.00%	20.00%

Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 687,712	$ 1,476,557
Cash held by acting commodity futures brokers administrating open contracts	45,800,469	72,931,466
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	612,211	1,467,409
Longest maturity date	Dec 31, 2015	Mar 31, 2014
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	75,501	9,148
Longest maturity date	May 31, 2013	Mar 31, 2012
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(1,105,501)	89,949
Cash held by acting commodity futures brokers administrating open contracts	43,297,414	60,196,245
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	(2,010,679)	(1,240,461)
Longest maturity date	Sep 30, 2014	Sep 30, 2013
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	905,178	1,330,410
Longest maturity date	Mar 31, 2013	Mar 31, 2012
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,617,474	2,976,077
Cash held by acting commodity futures brokers administrating open contracts	64,938,716	97,111,401
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,517,757	2,898,002
Longest maturity date	Jun 30, 2015	Jun 30, 2014
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 99,717	$ 78,075
Longest maturity date	Jan 31, 2013	Jan 31, 2012

Derivatives and Hedging (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	$ 687,712	$ 1,476,557
Unrealized currency gain (loss)	(43,191)	(49,877)
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,720
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	6,686	(37,121)	1,756
Net realized	(1,128,261)	8,058,605	12,177,274
Net change in unrealized	(792,102)	(966,104)	1,973,180
Proceeds from Litigation	0	0	40,150
Total Trading Results	(1,920,363)	7,092,501	14,190,604
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(4,329,868)	1,377,994	2,629,176
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	465,473	(1,384,478)	(745,185)
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,691,759)	167,453	3,756,154
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	4,629,105	6,968,653	8,508,553
Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	7	6
Options Contracts at Fair Value [Abstract]
Options purchased	0	1,720
Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	7	6
Options Contracts at Fair Value [Abstract]
Options written	0	(3,973)
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	730,903	1,526,434
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(484,012)	(155,970)
Average number of contracts outstanding	523	382
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	200,923	67,165
Average number of contracts outstanding	445	221
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	826,457	761,769
Average number of contracts outstanding	736	405
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	187,535	853,470
Average number of contracts outstanding	2,409	1,128
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,080,038	1,235,733
Unrealized loss	(939,313)	(369,413)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	31,952	53,417
Unrealized loss	(333,393)	(311,649)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	428,624	66,968
Unrealized loss	(226,638)	(853)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	260,280	207,275
Unrealized loss	(213,183)	(4,171)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	359,182	908,073
Unrealized loss	(166,099)	(52,740)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	897,865	1,018,535
Unrealized loss	(307,687)	(358,421)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	76,513	393,065
Unrealized loss	(259,084)	(290,803)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	24,716
Unrealized loss	(1,063)	(23,666)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	821,252	595,829
Unrealized loss	(41,892)	(37,164)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	100	4,925
Unrealized loss	(5,648)	(6,788)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(1,105,501)	89,949
Unrealized currency gain (loss)	(2,389,680)	(2,392,751)
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	3,072	(24,198)	(74,383)
Net realized	5,466,229	320,492	9,247,401
Net change in unrealized	(1,195,450)	(41,455)	3,577,552
Proceeds from Litigation	0	80	6,177
Total Trading Results	4,270,779	279,117	12,831,130
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(78,186)	(4,324,493)	2,623,618
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,698,887	(5,133,663)	(2,142,624)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	588,805	(2,468,048)	2,490,889
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	2,058,201	12,229,439	9,927,453
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		2
Options Contracts at Fair Value [Abstract]
Options purchased		0
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		1
Options Contracts at Fair Value [Abstract]
Options written		0
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,284,179	2,482,700
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	137,853	(6,488)
Average number of contracts outstanding	531	530
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	208,488	221,419
Average number of contracts outstanding	464	383
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	905,158	1,330,432
Average number of contracts outstanding	4,815	7,864
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	32,680	937,337
Average number of contracts outstanding	2,003	2,111
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	794,510	1,396,559
Unrealized loss	(493,636)	(156,258)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	101,521	27,760
Unrealized loss	(62,923)	(35,100)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	378,456	153,472
Unrealized loss	(157,913)	(2,078)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	142,465	183,838
Unrealized loss	(206,669)	(32,663)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	172,068	1,031,489
Unrealized loss	(66,131)	(86,417)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,184,674	1,846,496
Unrealized loss	(201,369)	(604,097)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	147,045	554,382
Unrealized loss	(47,790)	(553,530)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	75,465
Unrealized loss	(12,055)	(5,440)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,037,514	1,202,671
Unrealized loss	(68,152)	(23,414)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	115	13,978
Unrealized loss	(73,372)	(21,713)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	1,617,474	2,976,077
Unrealized currency gain (loss)	802,973
Effect of Trading Activities on Statements of Income [Abstract]
Unrealized currency gain (loss)	(45,631)	139,004	67,332
Net realized	(4,389,057)	12,254,509	13,688,766
Net change in unrealized	(1,358,603)	(3,090,961)	5,827,245
Proceeds from Litigation	0	0	40,052
Total Trading Results	(5,747,660)	9,163,548	19,556,063
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(4,929,264)	(2,318,060)	1,170,080
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(2,163,493)	(2,222,271)	(2,549,288)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(1,694,971)	(280,415)	4,924,389
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	3,085,699	13,845,290	15,903,498
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	814,501	2,127,471
Unrealized currency gain (loss)		848,606
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	(31,520)	318,682
Average number of contracts outstanding	858	673
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	689,689	203,327
Average number of contracts outstanding	592	407
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	119,582	89,524
Average number of contracts outstanding	936	974
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain (loss) on open contracts	36,750	1,515,938
Average number of contracts outstanding	2,731	3,152
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,504,919	1,913,156
Unrealized loss	(1,068,530)	(547,194)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	146,738	85,884
Unrealized loss	(309,360)	(342,624)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	731,889	59,202
Unrealized loss	(35,125)	(15,408)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	215,614	59,707
Unrealized loss	(357,045)	(3,322)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	410,678	1,708,363
Unrealized loss	(367,000)	(185,840)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	947,065	1,334,968
Unrealized loss	(568,953)	(573,459)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	497,636	976,621
Unrealized loss	(366,534)	(401,199)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	183,235
Unrealized loss	(7,075)	(23,702)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	448,109	175,112
Unrealized loss	(187,096)	(141,973)
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,320	0
Unrealized loss	$ (8,248)	$ (6,585)

Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	$ (43,191)		$ (49,877)
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	1,843,698		2,222,818
Forwards	134,205		31,450
Options Purchased			1,720
Total Assets	1,977,903		2,255,988
Liabilities [Abstract]
Futures	1,188,296		705,532
Forwards	58,704		22,302
Options Written			3,973
Total Liabilities	1,247,000		731,807
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(43,191)		(49,877)
Net fair value	687,712	[1]	1,474,304	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	1,843,698		2,222,818
Forwards	0		0
Options Purchased			1,720
Total Assets	1,843,698		2,224,538
Liabilities [Abstract]
Futures	1,188,296		705,532
Forwards	0		0
Options Written			3,973
Total Liabilities	1,188,296		709,505
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	655,402	[1]	1,515,033	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	134,205		31,450
Options Purchased			0
Total Assets	134,205		31,450
Liabilities [Abstract]
Futures	0		0
Forwards	58,704		22,302
Options Written			0
Total Liabilities	58,704		22,302
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	75,501	[1]	9,148	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Options Purchased				[2]
Total Assets		[2]		[2]
Liabilities [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Options Written				[2]
Total Liabilities		[2]		[2]
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1],[2]		[1],[2]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(2,389,680)		(2,392,751)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	799,204		1,856,568
Forwards	1,179,980		1,386,487
Total Assets	1,979,184		3,243,055
Liabilities [Abstract]
Futures	420,203		704,278
Forwards	274,802		56,077
Total Liabilities	695,005		760,355
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(2,389,680)		(2,392,751)
Net fair value	(1,105,501)	[3]	89,949	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	799,204		1,856,568
Forwards	0		0
Total Assets	799,204		1,856,568
Liabilities [Abstract]
Futures	420,203		704,278
Forwards	0		0
Total Liabilities	420,203		704,278
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	379,001	[3]	1,152,290	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	1,179,980		1,386,487
Total Assets	1,179,980		1,386,487
Liabilities [Abstract]
Futures	0		0
Forwards	274,802		56,077
Total Liabilities	274,802		56,077
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	905,178	[3]	1,330,410	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Assets		[2]		[2]
Liabilities [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Liabilities		[2]		[2]
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2],[3]		[2],[3]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	802,973
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	1,817,113		3,027,158
Forwards	634,871		220,966
Total Assets	2,451,984		3,248,124
Liabilities [Abstract]
Futures	1,102,329		977,762
Forwards	535,154		142,891
Total Liabilities	1,637,483		1,120,653
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	802,973		848,606
Net fair value	1,617,474	[4]	2,976,077	[4]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	1,817,113		3,027,158
Forwards	0		0
Total Assets	1,817,113		3,027,158
Liabilities [Abstract]
Futures	1,102,329		977,762
Forwards	0		0
Total Liabilities	1,102,329		977,762
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	714,784	[4]	2,049,396	[4]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	634,871		220,966
Total Assets	634,871		220,966
Liabilities [Abstract]
Futures	0		0
Forwards	535,154		142,891
Total Liabilities	535,154		142,891
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	99,717	[4]	78,075	[4]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Assets		[2]		[2]
Liabilities [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Liabilities		[2]		[2]
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2],[4]		[2],[4]

[1]	This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition. During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.
[2]	n/a
[3]	This amount comprises of the "Total net unrealized gain (loss) on open contracts" on the Statements of Financial Condition. During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.
[4]	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition. During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 12.62		$ 12.42		$ 11.44
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (0.92)		$ (0.96)		$ (0.95)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (0.34)	[1]	$ 1.15	[1]	$ 1.92	[1]
Net Income (Loss) (in dollars per unit)	$ (1.25)	[2]	$ 0.2	[2]	$ 0.98	[2]
Net asset value, period end (in dollars per unit)	$ 11.37		$ 12.62		$ 12.42
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.70%)		(7.70%)		(8.00%)
Expenses before Incentive Fees (in hundredths)	7.80%		7.70%		8.10%
Expenses after Incentive Fees (in hundredths)	7.80%		7.70%		8.10%
Net Income (Loss) (in hundredths)	(11.10%)		1.70%		8.20%
Total return before incentive fees (in hundredths)	(9.90%)		1.60%		8.60%
Total return after incentive fees (in hundredths)	(9.90%)		1.60%		8.60%
Amount is less than this percentage (in hundredths)			0.01%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 9.77		$ 10.59		$ 9.79
Interest Income (in dollars per unit)	$ 0.01		$ 0	[3]	$ 0.01
Expenses (in dollars per unit)	$ (0.81)		$ (0.83)		$ (0.83)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.72	[4]	$ 0.01	[4]	$ 1.62	[4]
Net Income (Loss) (in dollars per unit)	$ (0.08)	[1],[2]	$ (0.82)	[2]	$ 0.8	[2]
Net asset value, period end (in dollars per unit)	$ 9.69		$ 9.77		$ 10.59
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(8.20%)		(8.20%)		(8.70%)
Expenses before Incentive Fees (in hundredths)	8.20%		8.20%		8.80%
Expenses after Incentive Fees (in hundredths)	8.20%		8.20%		8.80%
Net Income (Loss) (in hundredths)	0.20%		(7.80%)		7.00%
Total return before incentive fees (in hundredths)	(0.80%)		(7.70%)		8.20%
Total return after incentive fees (in hundredths)	(0.80%)		(7.70%)		8.20%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 20.94		$ 20.71		$ 18.72
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (1.58)		$ (1.67)		$ (1.54)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (1.54)	[4]	$ 1.89	[4]	$ 3.51	[4]
Net Income (Loss) (in dollars per unit)	$ (3.11)	[2]	$ 0.23	[2]	$ 1.99	[2]
Net asset value, period end (in dollars per unit)	$ 17.83		$ 20.94		$ 20.71
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.90%)		(8.10%)		(7.90%)
Expenses before Incentive Fees (in hundredths)	8.00%		8.10%		8.00%
Expenses after Incentive Fees (in hundredths)	8.00%		8.10%		8.00%
Net Income (Loss) (in hundredths)	(15.10%)		1.10%		10.10%
Total return before incentive fees (in hundredths)	(14.90%)		1.10%		10.60%
Total return after incentive fees (in hundredths)	(14.90%)		1.10%		10.60%

[1]	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.
[2]	Based on change in Net Asset Value per Unit.
[3]	Amounts less than 0.005%
[4]	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.